Share capital (Schedule of Warrants Issued and Outstanding) (Details)	12 Months Ended
Dec. 31, 2017 CAD shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	5,167,391
CAD 4.68 Issued Jul 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	742,883
Exercise price | CAD	CAD 4.68
Issuance date	Jul 2016
Expiry date	Jun 14, 2021
CAD 4.20 Issued Jul 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	224,728
Exercise price | CAD	CAD 4.2
Issuance date	Jul 2016
Expiry date	Jun 14, 2018
CAD 4.68 Issued Jun 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	1,350,204
Exercise price | CAD	CAD 4.68
Issuance date	Jun 2016
Expiry date	Jun 9, 2021
CAD 4.20 Issued Jun 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	388,886
Exercise price | CAD	CAD 4.2
Issuance date	Jun 2016
Expiry date	Jun 9, 2018
CAD 1.20 Issued Feb 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	1,537,355
Exercise price | CAD	CAD 1.2
Issuance date	Feb 2016
Expiry date	Feb 10, 2019
CAD 1.20 Issued Nov 2015 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	307,777
Exercise price | CAD	CAD 1.2
Issuance date	Nov 2015
Expiry date	Nov 10, 2018
CAD 1.56 Issued Aug 2015 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	29,166
Exercise price | CAD	CAD 1.56
Issuance date	Aug 2015
Expiry date	Aug 26, 2018
CAD 3.00 Issued Aug 2015 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	190,906
Exercise price | CAD	CAD 3
Issuance date	Aug 2015
Expiry date	Aug 26, 2018
CAD 1.56 Issued May 2015 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	395,486
Exercise price | CAD	CAD 1.56
Issuance date	May 2015
Expiry date	May 27, 2018